ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended
Aug. 31, 2025
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 7 – ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	As of
	August 31, 2025	February 28, 2025
	$	$
Accruals	-	13,006
Accrued payroll and welfare services	49,763	31,990
Other payables	397,109	388,568
Taxes payable	12,845	-
Total	459,717	433,564

Other payables of $397,109 as of August 31, 2025, primarily came from a $388,568 advance collected from a customer for an event that was subsequently postponed. This amount will be repaid if the event is eventually cancelled.